Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operation [Abstract]
Schedule of results attributable to the discontinued operation
			For the
	For the six months ended		year ended
	June 30		December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands
Results of discontinued
Operation
Research and development expenses	1,219	1,453	3,207
Marketing expenses	9	30	113
General and administrative expenses	258	432	991
Impairment loss	-	-	15,577
Operating loss	1,486	1,915	19,888

Total financing expenses	9	9	13

Loss for the period	1,495	1,924	19,901

Loss from disposal of assets and liabilities	1,614	-	-

Total loss attributed to the discontinued operation	3,109	1,924	19,901

Schedule of cash flow attributable to the discontinued operation
			For the
	For the six months ended		year ended
	June 30		December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands
Cash flows from
discontinued operation
Net cash used in operating activities	(1,176)	(1,441)	(3,203)
Net cash used in investing activities	(8)	(777)	(1,962)
Effect of exchange differences on cash and cash equivalents	(33)	(76)	(165)

Net cash used in discontinued operation	(1,217)	(2,294)	(5,330)

Schedule of effect of disposal on the financial position
At disposal date
USD thousands
Cash and cash equivalents	163
Restricted deposits	29
Trade and other receivables	138
Right of use assets	53
Fixed assets	954
Trade payables	(132)
Other payables	(1,543)
Liabilities of lease agreements	(63)
Currency translation differences reserve	2,015
1,614